Income Tax - Summary of Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	€ (66.7)	€ 161.0
Recognized in P&L	109.9	(218.9)
Recognized in OCI	0.3	0.0
Recognized directly in equity	179.9
Acquisition of subsidiaries and businesses		(8.8)
Ending Balance Deferred Tax Assets Net	223.4	(66.7)
Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	14.3	211.5
Recognized in P&L	165.6	(188.4)
Recognized in OCI	0.3	0.0
Recognized directly in equity	179.9
Acquisition of subsidiaries and businesses		(8.8)
Ending Balance Deferred Tax Assets Net	360.1	14.3
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	(81.0)	(50.5)
Recognized in P&L	(55.7)	(30.5)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	(136.7)	(81.0)
Fixed assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	(6.5)	5.6
Recognized in P&L	22.3	(1.3)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		(10.8)
Ending Balance Deferred Tax Assets Net	15.8	(6.5)
Right-of-use assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	(47.5)	(30.0)
Recognized in P&L	(8.3)	(17.5)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	(55.8)	(47.5)
Inventories | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	1.8	1.0
Recognized in P&L	147.1	0.8
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	148.9	1.8
Trade and other receivables | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	(95.6)	(3.0)
Recognized in P&L	(67.1)	(92.6)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	(162.7)	(95.6)
Lease liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	0.0	0.0
Recognized in P&L		0.0
Recognized in OCI		0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net		0.0
Contract liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	10.6	23.4
Recognized in P&L	(20.6)	(12.8)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	(10.0)	10.6
Lease liabilities, loans and borrowings | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	71.8	25.9
Recognized in P&L	(9.0)	45.9
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	62.8	71.8
Net employee defined benefit liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	0.9	0.8
Recognized in P&L	(0.5)	0.1
Recognized in OCI	0.3	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	0.7	0.9
Share-based payments | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	0.0
Recognized in P&L	8.5
Recognized in OCI	0.0
Recognized directly in equity	179.9
Ending Balance Deferred Tax Assets Net	188.4	0.0
Other provisions | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	6.3	1.5
Recognized in P&L	4.7	4.8
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	11.0	6.3
Other (incl. deferred expenses) | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	1.6	10.6
Recognized in P&L	59.9	(9.0)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		0.0
Ending Balance Deferred Tax Assets Net	61.5	1.6
Tax losses / tax credits | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	70.9	175.7
Recognized in P&L	28.6	(106.8)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Acquisition of subsidiaries and businesses		2.0
Ending Balance Deferred Tax Assets Net	99.5	70.9
Thereof deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	0.0
Recognized in P&L	58.9
Recognized in OCI	0.0
Recognized directly in equity	179.9
Ending Balance Deferred Tax Assets Net	238.8	0.0
Thereof deferred tax liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance Deferred Tax Assets Net	(66.7)
Recognized in P&L	60.2
Recognized in OCI	0.3
Recognized directly in equity	0.0
Ending Balance Deferred Tax Assets Net	€ (6.2)	€ (66.7)